Accumulated other comprehensive income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Items that will be reclassified subsequently to net earnings:
Net unrealized gains on translating financial statements of foreign operations, net of accumulated income tax expense of $45,419 ($43,208 as at September 30, 2021)	$ 291,532	$ 611,230
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations, net of accumulated income tax recovery of $43,936 ($41,611 as at September 30, 2021)	(271,690)	(267,149)
Deferred gains of hedging on cross-currency swaps, net of accumulated income tax expense of $4,664 ($2,369 as at September 30, 2021)	28,274	6,569
Net unrealized gains on cash flow hedges, net of accumulated income tax expense of $10,398 $1,252 as at September 30, 2021)	30,274	5,029
Net unrealized (losses) gains on financial assets at fair value through other comprehensive income, net of accumulated income tax recovery of $1,367 (net of accumulated income tax expense of $592 as at September 30, 2021)	(4,072)	2,191
Items that will be reclassified subsequently to net earnings, tax portion:
Net unrealized gains on translating financial statements of foreign operations, accumulated income tax expense (recovery)	45,419	43,208
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations, accumulated income tax recovery	43,936	41,611
Deferred gains of hedging on cross-currency swaps, accumulated income tax expense (recovery)	4,664	2,369
Net unrealized gains on cash flow hedges, accumulated income tax expense (recovery)	10,398	1,252
Net unrealized (losses) gains on financial assets at fair value through other comprehensive income, accumulated income tax (recovery) expense	(1,367)	592
Items that will not be reclassified subsequently to net earnings:
Net remeasurement losses on defined benefit plans, net of accumulated income tax recovery of $12,095 ($11,084 as at September 30, 2021)	(34,572)	(26,290)
Items that will not be reclassified subsequently to net earnings, tax portion:
Net remeasurement losses on defined benefit plans, accumulated income tax recovery	12,095	11,084
Accumulated other comprehensive income	39,746	331,580
Net unrealized gains on cash flow hedges previously recognized in other comprehensive income, reclassified to net earnings	4,151	412
Net unrealized gains on cash flow hedges previously recognized in other comprehensive income, reclassified to net earnings, income tax expense	998	(623)
Deferred costs of hedging on cross-currency swaps	10,746	10,317
Reclassification adjustments on other comprehensive income (loss), deferred gains (cost) of hedging, tax	$ 3,876	$ 3,719